UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

Deutsche Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  6/30

Date of reporting period:  9/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche Enhanced Commodity Strategy Fund
(formerly DWS Enhanced Commodity Strategy Fund)
	Principal Amount ($)	Value ($)
Corporate Bonds 32.4%
Consumer Discretionary 3.2%
21st Century Fox America, Inc., 7.6%, 10/11/2015	2,000,000	2,125,508
Amazon.com, Inc., 1.2%, 11/29/2017	2,490,000	2,463,720
Carnival Corp., 1.875%, 12/15/2017	1,690,000	1,692,089
DIRECTV Holdings LLC, 2.4%, 3/15/2017	2,000,000	2,044,650
Ford Motor Credit Co., LLC, 3.984%, 6/15/2016	4,000,000	4,189,484
Hyundai Capital America, 144A, 3.75%, 4/6/2016	3,000,000	3,114,234
Kia Motors Corp., 144A, 3.625%, 6/14/2016	1,400,000	1,453,178
Nissan Motor Acceptance Corp., 144A, 1.8%, 3/15/2018	1,240,000	1,234,752
Time Warner Cable, Inc., 5.85%, 5/1/2017	2,500,000	2,771,000

		21,088,615
Consumer Staples 0.7%
ConAgra Foods, Inc., 2.1%, 3/15/2018	377,000	377,351
Safeway, Inc., 3.4%, 12/1/2016	387,000	390,750
Tyson Foods, Inc., 2.65%, 8/15/2019	2,030,000	2,033,798
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018	1,500,000	1,490,676

		4,292,575
Energy 3.3%
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018	3,000,000	3,020,484
KazMunayGas National Co. JSC, Series 2, 144A, 9.125%, 7/2/2018	3,000,000	3,510,000
Kinder Morgan Energy Partners LP, 3.5%, 3/1/2016	1,700,000	1,757,793
Odebrecht Drilling Norbe VIII/IX Ltd., 144A, 6.35%, 6/30/2021	2,625,000	2,701,125
Petrobras International Finance Co., 7.875%, 3/15/2019	3,000,000	3,439,740
QGOG Atlantic, 144A, 5.25%, 7/30/2019	1,213,600	1,259,110
Rosneft Finance SA, Series 6, 144A, 7.875%, 3/13/2018	3,000,000	3,198,750
Transocean, Inc., 4.95%, 11/15/2015	3,060,000	3,177,715

		22,064,717
Financials 15.4%
Australia & New Zealand Banking Group Ltd., 144A, 1.0%, 10/6/2015	3,335,000	3,351,875
Banco Nacional de Costa Rica, 144A, 4.875%, 11/1/2018	1,000,000	1,007,500
Bangkok Bank PCL, 144A, 3.3%, 10/3/2018	2,000,000	2,045,684
Bank of America Corp., 2.6%, 1/15/2019	2,115,000	2,110,880
Bank of Baroda, 144A, 4.875%, 7/23/2019	3,000,000	3,160,773
Bank of India, 144A, 3.625%, 9/21/2018	2,000,000	2,033,560
Bank of Nova Scotia, 144A, 1.95%, 1/30/2017	5,660,000	5,771,078
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 1/22/2019	4,000,000	4,045,780
BBVA U.S. Senior SAU, 4.664%, 10/9/2015	3,160,000	3,279,407
BNP Paribas SA, 2.375%, 9/14/2017	1,475,000	1,500,348
BPCE SA, 1.625%, 2/10/2017	1,500,000	1,506,171
Capital One Bank U.S.A. NA, 2.25%, 2/13/2019	590,000	584,708
Citigroup, Inc., 2.65%, 3/2/2015	2,275,000	2,295,254
Commonwealth Bank of Australia, 144A, 1.483% *, 3/31/2017	6,000,000	6,014,670
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 1.7%, 3/19/2018	1,865,000	1,863,254
Corpbanca SA, 144A, 3.875%, 9/22/2019	3,000,000	3,014,409
Credit Agricole SA, 144A, 2.125%, 4/17/2018	3,000,000	2,995,263
Development Bank of Kazakhstan JSC, 144A, 5.5%, 12/20/2015	4,000,000	4,143,040
Grupo Aval Ltd., 144A, 5.25%, 2/1/2017	1,000,000	1,055,000
Health Care REIT, Inc., (REIT), 3.625%, 3/15/2016	1,898,000	1,969,520
Hyundai Capital Services, Inc., 144A, 1.034% *, 3/18/2017	2,815,000	2,825,227
Intercontinental Exchange, Inc., 2.5%, 10/15/2018	790,000	802,108
Intesa Sanpaolo SpA:
3.875%, 1/16/2018	1,790,000	1,866,514
3.875%, 1/15/2019	1,770,000	1,836,240
Jefferies Group LLC, 5.125%, 4/13/2018	2,500,000	2,722,915
Lloyds Bank PLC, 2.3%, 11/27/2018	750,000	751,711
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018	4,000,000	4,083,132
Morgan Stanley, 3.8%, 4/29/2016	2,500,000	2,604,800
Navient LLC, 3.875%, 9/10/2015	900,000	911,250
Nomura Holdings, Inc., 2.0%, 9/13/2016	2,220,000	2,241,923
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018	1,030,000	1,030,426
Skandinaviska Enskilda Banken AB:
144A, 1.75%, 3/19/2018	1,745,000	1,737,465
144A, 2.375%, 11/20/2018	1,020,000	1,024,080
Sumitomo Mitsui Banking Corp., 2.5%, 7/19/2018	715,000	727,257
Suncorp-Metway Ltd., 144A, 1.7%, 3/28/2017	4,500,000	4,506,723
Swedbank AB, 144A, 1.75%, 3/12/2018	2,500,000	2,489,660
Turkiye Garanti Bankasi AS, 144A, 4.75%, 10/17/2019	3,000,000	2,988,000
Turkiye Halk Bankasi AS, 144A, 4.75%, 6/4/2019	2,000,000	1,986,000
Turkiye Vakiflar Bankasi Tao:
144A, 3.75%, 4/15/2018	1,000,000	969,600
144A, 5.0%, 10/31/2018	1,000,000	1,008,530
UBS AG, 144A, 2.25%, 3/30/2017	3,335,000	3,417,795
Woori Bank Co., Ltd., 144A, 2.875%, 10/2/2018	3,000,000	3,052,722
Yapi ve Kredi Bankasi AS, 144A, 5.25%, 12/3/2018	2,000,000	2,037,000

		101,369,252
Health Care 1.2%
AbbVie, Inc., 1.75%, 11/6/2017	3,390,000	3,378,443
Actavis, Inc., 1.875%, 10/1/2017	750,000	743,536
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017	1,885,000	1,908,578
Mallinckrodt International Finance SA, 3.5%, 4/15/2018	430,000	416,025
Mylan, Inc., 2.55%, 3/28/2019	1,340,000	1,332,574

		7,779,156
Industrials 0.8%
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019	500,000	510,697
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020	3,500,000	3,675,840
Total System Services, Inc., 2.375%, 6/1/2018	840,000	834,096

		5,020,633
Information Technology 1.8%
Arrow Electronics, Inc., 3.0%, 3/1/2018	3,000,000	3,074,814
Seagate HDD Cayman, 144A, 3.75%, 11/15/2018	500,000	510,000
Tencent Holdings Ltd.:
144A, 3.375%, 3/5/2018	3,000,000	3,073,449
144A, 3.375%, 5/2/2019	2,000,000	2,021,620
Xerox Corp., 6.4%, 3/15/2016	3,000,000	3,232,611

		11,912,494
Materials 3.4%
Airgas, Inc., 2.95%, 6/15/2016	1,830,000	1,886,807
Anglo American Capital PLC, 144A, 2.625%, 9/27/2017	2,180,000	2,217,895
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/2019	2,500,000	2,930,320
CF Industries, Inc., 6.875%, 5/1/2018	2,000,000	2,316,316
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	1,455,000	1,458,693
Glencore Finance Canada Ltd., 144A, 2.7%, 10/25/2017	2,400,000	2,440,044
Glencore Funding LLC, 144A, 2.5%, 1/15/2019	1,660,000	1,625,007
Goldcorp, Inc., 2.125%, 3/15/2018	1,490,000	1,486,041
Inversiones CMPC SA, 144A, 6.125%, 11/5/2019	2,000,000	2,231,778
Rio Tinto Finance (U.S.A.) PLC, 2.25%, 12/14/2018	1,720,000	1,726,988
Teck Resources Ltd., 3.0%, 3/1/2019	1,760,000	1,747,179

		22,067,068
Telecommunication Services 1.2%
CC Holdings GS V LLC, 2.381%, 12/15/2017	1,000,000	1,011,621
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016	3,530,000	3,605,252
Telefonica Emisiones SAU, 3.192%, 4/27/2018	1,340,000	1,382,032
Verizon Communications, Inc., 3.65%, 9/14/2018	1,960,000	2,065,127

		8,064,032
Utilities 1.4%
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019	2,000,000	2,170,000
Empresa de Energia de Bogota SA ESP, 144A, 6.125%, 11/10/2021	2,000,000	2,136,000
FirstEnergy Corp., Series A, 2.75%, 3/15/2018	2,025,000	2,033,064
Israel Electric Corp., Ltd., 144A, 5.625%, 6/21/2018	3,000,000	3,176,250

		9,515,314

Total Corporate Bonds (Cost $211,049,485)		213,173,856
Mortgage-Backed Securities Pass-Throughs 4.5%
Federal National Mortgage Association, 3.0%, with various maturities from 5/1/2027 until 6/1/2027 (Cost $29,872,317)	28,302,014	29,306,018
Asset-Backed 6.7%
Automobile Receivables 1.2%
AmeriCredit Automobile Receivables Trust:
"D", Series 2012-5, 2.35%, 12/10/2018	5,000,000	5,013,030
"D", Series 2011-2, 4.0%, 5/8/2017	1,280,000	1,308,822
Avis Budget Rental Car Funding AESOP LLC, "B", Series 2014-2A, 144A, 3.29%, 2/20/2021	1,500,000	1,487,905

		7,809,757
Credit Card Receivables 0.3%
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020	2,163,514	2,173,142
Miscellaneous 5.2%
A Voce CLO Ltd., "A1B", Series 2014-1A, 144A, 1.693%, 7/15/2026	1,690,000	1,686,432
Dryden XXXI Senior Loan Fund, "B", Series 2014-31A, 144A, 2.134% *, 4/18/2026	1,000,000	976,058
Madison Park Funding XII Ltd., "A", Series 2014-12A, 144A, 1.682% *, 7/20/2026	5,000,000	4,996,215
Magnetite VI Ltd., "A", Series 2012-6A, 144A, 1.734% *, 9/15/2023	1,367,000	1,367,487
North End CLO Ltd., "A", Series 2013-1A, 144A, 1.383% *, 7/17/2025	5,000,000	4,946,540
Oak Hill Credit Partners X Ltd., "A", Series 2014-10A, 144A, 1.724% *, 7/20/2026	1,150,000	1,148,909
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 1.833% *, 7/17/2025	4,000,000	3,822,788
Octagon Investment Partners XXI Ltd., "A1A", Series 2014-1A, 144A, 1.704%*, 11/14/2026	2,000,000	2,000,000
Venture XVI CLO Ltd., "A1L", Series 2014-16A, 144A, 1.868% *, 4/15/2026	5,000,000	5,010,415
Voya CLO Ltd.:
"A1", Series 2014-2A, 144A, 1.677%, 7/17/2026	3,000,000	3,000,723
"A2", Series 2014-2A, 144A, 2.227% *, 7/17/2026	5,000,000	4,874,540

		33,830,107

Total Asset-Backed (Cost $43,955,874)		43,813,006
Commercial Mortgage-Backed Securities 5.6%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.851% *, 7/10/2044	3,125,000	3,275,841
Banc of America Merrill Lynch Commercial Mortgage, Inc., "B", Series 2005-2, 5.12% *, 7/10/2043	5,000,000	5,090,640
CGWF Commercial Mortgage Trust, "C", Series 2013-RKWH, 144A, 2.454% *, 11/15/2030	2,500,000	2,515,170
Citigroup Commercial Mortgage Trust, "D", Series 2013-SMP, 144A, 2.911% *, 1/12/2030	2,000,000	2,013,590
Commercial Mortgage Trust, "A1", Series 2012-CR2, 0.824%, 8/15/2045	1,500,531	1,498,068
Credit Suisse Commercial Mortgage Trust, "A1A", Series 2007-C1, 5.361%, 2/15/2040	2,764,724	2,936,850
Credit Suisse First Boston Mortgage Securities Corp., "B", Series 2005-C5, 5.1%, 8/15/2038	1,500,000	1,546,362
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.154% *, 3/15/2018	880,000	882,464
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.056% *, 11/5/2030	1,040,000	1,040,654
"DFL", Series 2013-HLF, 144A, 2.906% *, 11/5/2030	630,000	630,396
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042	2,800,000	2,880,819
"AM", Series 2005-LDP4, 4.999%, 10/15/2042	3,630,000	3,744,624
"AM", Series 2006-CB16, 5.593%, 5/12/2045	1,000,000	1,075,560
LB-UBS Commercial Mortgage Trust, "K", Series 2003-C5, 144A, 5.25%, 4/15/2037	3,331,000	3,331,503
Monty Parent Issuer 1 LLC, "A", Series 2013-LTR1, 144A, 3.47%, 11/20/2028	1,123,794	1,125,222
Wachovia Bank Commercial Mortgage Trust, "B", Series 2005-C17, 5.287%, 3/15/2042	2,000,000	2,030,930
WFRBS Commercial Mortgage Trust, "A1", Series 2012-C8, 0.864%, 8/15/2045	1,581,587	1,581,076

Total Commercial Mortgage-Backed Securities (Cost $37,168,306)		37,199,769
Collateralized Mortgage Obligation 0.0%
Federal National Mortgage Association, "FB", Series 1996-44, 0.955% *, 9/25/2023 (Cost $145,964)	145,691	147,304
Government & Agency Obligations 20.3%
Other Government Related (a) 2.4%
Asian Development Bank, 1.125%, 3/15/2017	2,000,000	2,007,678
Banco Continental SA, 144A, 5.75%, 1/18/2017	2,700,000	2,895,750
Banco de Costa Rica, 144A, 5.25%, 8/12/2018	2,500,000	2,550,000
Fondo MIVIVIENDA SA, 144A, 3.375%, 4/2/2019	2,950,000	2,957,375
Korea Development Bank, 4.0%, 9/9/2016	3,000,000	3,157,581
Svensk Exportkredit AB, 2.125%, 7/13/2016	2,000,000	2,052,028

		15,620,412
Sovereign Bonds 0.9%
Banco Nacional de Desenvolvimento Economico e Social, 144A, 4.0%, 4/14/2019	2,000,000	2,006,900
Province of British Columbia, Canada, 1.2%, 4/25/2017	2,855,000	2,866,443
Republic of Croatia, REG S, 144A, 6.25%, 4/27/2017	1,000,000	1,062,500

		5,935,843
U.S. Treasury Obligations 17.0%
U.S. Treasury Notes:
1.0%, 8/31/2016 (b)	35,000,000	35,284,375
1.0%, 10/31/2016	20,000,000	20,142,180
1.375%, 7/31/2018	15,000,000	14,939,070
1.375%, 9/30/2018	15,450,000	15,353,437
1.625%, 4/30/2019	16,000,000	15,940,000
2.0%, 4/30/2016	10,000,000	10,250,390

		111,909,452

Total Government & Agency Obligations (Cost $133,535,349)		133,465,707
Loan Participations and Assignments 5.7%
Senior Loans *
Albertson's LLC, Term Loan B2, 4.75%, 3/21/2019	497,503	495,951
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019	486,254	480,581
Alliance Laundry Systems LLC, Term Loan, 4.25%, 12/10/2018	440,149	436,298
American Energy - Marcellus LLC, First Lien Term Loan, 5.25%, 8/4/2020	500,000	497,187
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021	498,750	494,511
AmWINS Group LLC, Term Loan, 5.0%, 9/6/2019	982,515	983,252
Answers Corp., Term Loan B, 6.5%, 12/20/2018	481,250	487,266
Asurion LLC, Term Loan B1, 5.0%, 5/24/2019	726,270	723,776
Avaya, Inc., Term Loan B3, 4.654%, 10/26/2017	849,679	811,842
Bombardier Recreational Products, Inc., Term Loan B, 4.0%, 1/30/2019	754,286	741,403
Brickman Group Ltd. LLC, First Lien Term Loan, 4.0%, 12/18/2020	1,000,000	980,275
Burlington Coat Factory Warehouse Corp., Term Loan B3, 4.25%, 7/17/2021	500,000	495,520
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020	743,744	733,826
California Pizza Kitchen, Inc., Term Loan, 5.25%, 3/29/2018	493,750	474,464
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019	372,185	370,791
Crosby U.S. Acquisition Corp., First Lien Term Loan, 3.75%, 11/23/2020	497,500	476,356
Crossmark Holdings, Inc., First Lien Term Loan, 4.5%, 12/20/2019	492,500	485,113
CTI Foods Holding Co. LLC, First Lien Term Loan, 4.5%, 6/29/2020	495,000	493,144
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020	482,438	474,999
Dave & Buster's, Inc., Term Loan, 4.5%, 7/25/2020	500,000	496,875
Drillships Financing Holding, Inc., Term Loan B1, 6.0%, 3/31/2021	818,370	786,658
Duff & Phelps Investment Management Co., Term Loan B, 4.5%, 4/23/2020	493,753	492,025
Energy Transfer Equity LP, Term Loan, 3.25%, 12/2/2019	500,000	488,540
Fieldwood Energy LLC, Second Lien Term Loan, 8.375%, 9/30/2020	250,000	251,313
Fitness International LLC, Term Loan B, 5.5%, 7/1/2020	498,750	495,009
FTS International, Inc., Term Loan B, 5.75%, 4/16/2021	436,364	437,609
Genesys Telecom Holdings U.S., Inc., Term Loan B, 4.0%, 2/7/2020	344,750	339,041
Genpact International, Inc., Term Loan B, 3.5%, 8/30/2019	495,000	492,421
Getty Images, Inc., Term Loan B, 4.75%, 10/18/2019	287,772	264,750
Global Tel*Link Corp., First Lien Term Loan, 5.0%, 5/22/2020	406,956	404,286
Greenway Medical Technologies, Inc., First Lien Term Loan, 6.0%, 11/4/2020	496,250	495,630
Ineos U.S. Finance LLC, 6 year Term Loan, 3.75%, 5/4/2018	731,829	718,158
ION Media Networks, Inc., Term Loan, 5.0%, 12/18/2020	496,250	494,389
IQOR U.S., Inc., Term Loan B, 6.0%, 4/1/2021	484,127	442,976
Key Safety Systems, Inc., First Lien Term Loan, 4.75%, 8/29/2021	250,000	249,625
Lands' End, Inc., Term Loan B, 4.25%, 4/2/2021	497,500	492,214
Level 3 Financing, Inc., Term Loan B, 4.0%, 1/15/2020	500,000	491,813
Lineage Logistics Holdings LLC, Term Loan, 4.5%, 4/7/2021	497,500	491,903
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020	497,475	489,547
NEP/NCP Holdco, Inc., Term Loan, 4.25%, 1/22/2020	497,503	486,722
New HB Acquisition LLC, Term Loan, 6.75%, 4/9/2020	497,500	510,559
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/2019	487,500	475,720
Norcraft Companies LP, Term Loan, 5.25%, 12/13/2020	248,125	248,125
NPC International, Inc., Term Loan B, 4.0%, 12/28/2018	487,500	472,875
NTELOS, Inc,. Term Loan B, 5.75%, 11/8/2019	248,734	248,630
Nuveen Investments, Inc., Term Loan, 4.157%, 5/15/2017	500,000	499,417
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019	497,500	496,692
Oxbow Carbon LLC:
Term Loan B, 4.25%, 7/19/2019	237,342	237,268
Second Lien Term Loan, 8.0%, 1/17/2020	250,000	251,875
Ozburn-Hessey Holding Co. LLC, Term Loan, 6.75%, 5/23/2019	742,500	742,968
P2 Upstream Acquisition Co., First Lien Term Loan, 5.0%, 10/30/2020	248,750	248,128
Payless, Inc., First Lien Term Loan, 5.0%, 3/11/2021	997,500	962,587
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/2020	495,000	483,863
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017	488,521	485,030
Polyconcept Investments BV, First Lien Term Loan, 6.0%, 6/27/2019	482,360	481,757
Portillo's Holdings LLC, First Lien Term Loan, 4.75%, 8/2/2021	500,000	494,375
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020	475,925	471,166
Regit Eins GmbH, First Lien Term Loan, 6.0%, 1/8/2021	500,000	495,000
Rexnord LLC, First Lien Term Loan B, 4.0%, 8/21/2020	412,742	406,772
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018	250,000	242,188
Serena Software, Inc., Term Loan, 7.5%, 4/14/2020	500,000	502,342
Signode Industrial Group U.S., Inc., Term Loan B, 4.0%, 5/1/2021	220,370	216,928
Sophia LP, Term Loan B, 4.0%, 7/19/2018	444,281	438,838
Steak N' Shake Operations, Inc., Term Loan, 4.75%, 3/19/2021	497,500	497,811
STG-Fairway Acquisitions, Inc., Term Loan B, 6.25%, 2/28/2019	248,739	249,051
Sungard Availability Services Capital, Inc, Term Loan B, 6.0%, 3/31/2019	248,750	230,840
Sybil Software LLC, Term Loan, 4.75%, 3/20/2020	487,500	486,891
Toys 'R' Us-Delaware, Inc., Term Loan B2, 5.25%, 5/25/2018	469,534	436,911
TricorBraun, Inc., Term Loan B, 4.0%, 5/3/2018	451,042	448,786
U.S. Airways Group, Inc., Term Loan B1, 3.5%, 5/23/2019	495,000	484,018
U.S. Foods, Inc., Term Loan, 4.5%, 10/31/2014	483,875	481,985
Visteon Corp., Delayed Draw Term Loan B, 3.5%, 4/9/2021	500,000	492,970
WASH Multifamily Laundry Systems LLC, Term Loan, 4.5%, 2/21/2019	490,019	489,715
Waste Industries U.S.A., Inc., Term Loan B, 4.0%, 3/17/2017	245,625	244,090
Windsor Quality Food Co., Ltd., Term Loan B, 5.0%, 12/23/2020	493,850	493,028
Zayo Group LLC, Term Loan B, 4.0%, 7/2/2019	994,916	982,420
Ziggo BV:
Term Loan B1A, 3.25%, 1/15/2022	369,787	359,966
Term Loan B2A, 3.25%, 1/15/2022	238,298	231,969
Term Loan B3, 3.5%, 1/15/2022	391,915	381,506

Total Loan Participations and Assignments (Cost $38,438,247)		38,043,119
Short-Term U.S. Treasury Obligations 17.3%
U.S. Treasury Bills:
0.035% **, 2/12/2015 (c)	12,452,000	12,451,078
0.055% **, 12/11/2014 (c)	486,000	485,986
0.092% **, 9/17/2015 (c) (d)	47,000,000	46,955,303
0.106% **, 4/2/2015 (c) (d)	54,000,000	53,988,336

Total Short-Term U.S. Treasury Obligations (Cost $113,865,523)		113,880,703

	Shares	Value ($)
Cash Equivalents 8.7%
Central Cash Management Fund, 0.05% (e)	42,341,220	42,341,220
Deutsche Variable NAV Money Fund, 0.22% (e)	1,501,868	15,020,184

Total Cash Equivalents (Cost $57,361,404)		57,361,404

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $665,392,469) †	101.2	666,390,886
Other Assets and Liabilities, Net	(1.2)	(7,825,659)

Net Assets	100.0	658,565,227

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2014.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $665,447,987.  At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $942,899.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,438,667 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,495,768.

(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	At September 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(c)	At September 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	At September 30, 2014, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended September 30, 2014 is as follows:

Affiliate	Value ($) at 6/30/2014	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distri-butions ($)	Value ($) at 9/30/2014
Central Cash Management Fund	31,356,929	146,096,813	135,112,522	—	5,728	42,341,220
Deutsche Variable NAV Money Fund	15,012,617	7,567	—	—	7,771	15,020,184
Total	46,369,546	146,104,380	135,112,522	—	13,499	57,361,404

At September 30, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Aluminum Futures	USD	10/24/2014	430	20,826,620	(1,644,151)
Brent Crude Futures	USD	11/13/2014	334	31,836,880	(1,286,521)
Copper Futures	USD	10/24/2014	107	17,924,373	(1,187,131)
Cotton No.2 Futures	USD	12/8/2014	200	6,137,000	(452,814)
LME Copper Futures	USD	12/17/2014	150	25,025,625	(1,797,500)
Palladium Futures	USD	12/29/2014	170	13,177,550	(1,975,397)
Total unrealized depreciation					(8,343,514)

At September 30, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Aluminum Futures	USD	10/24/2014	430	20,826,620	1,049,895
LME Copper Futures	USD	12/17/2014	150	25,025,625	1,553,125
WTI Crude Futures	USD	11/20/2014	334	30,150,180	776,869
Total unrealized appreciation					3,379,889

At September 30, 2014, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts

	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (f)

Call Options
Gold 100 OZ Futures	65	11/24/2014	1,300.0	28,407	(26,000)
Put Options
Palladium Futures	85	11/19/2014	785.0	154,448	(285,175)
Total				182,855	(311,175)

(f)	Unrealized depreciation on written options on exchange-traded futures contracts at September 30, 2014 was $128,320.

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (g)

Call Options
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,000,000	1	3/15/2016	14,450	(3,684)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,000,000	2	3/15/2016	23,600	(3,684)
Total Call Options					38,050	(7,368)

Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,000,000	1	3/15/2016	14,450	(679)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,000,000	2	3/15/2016	5,100	(679)
Total Put Options					19,550	(1,358)

Total					57,600	(8,726)

(g)	Unrealized appreciation on written options on interest rate swap contracts at September 30, 2014 was $48,874.

At September 30, 2014, open commodity-linked swap contracts were as follows:

Expiration Date	Notional Amount ($)		Fixed Fee Received/(Paid) by the Fund	Pay/Receive Return of the Reference Index	Value ($) (h)

Long Positions
10/17/2014	1,170,000	3	(0.48%)	Barclays-Commodity Strategy 1500 Index	(25,182)
10/17/2014	59,700,000	3	(0.57%)	Barclays-Commodity Strategy 1610 Index	695,095
10/17/2014	26,474,628	4	(0.0%)	Bloomberg Commodity Crude Excess Return Index	(484,036)
10/17/2014	51,730,000	5	(0.16%)	Bloomberg Commodity Index 3-month Forward	(1,281,669)
10/17/2014	54,110,000	6	(0.16%)	Bloomberg Commodity Index 3-month Forward	(1,340,637)
10/17/2014	40,580,000	7	(0.18%)	Bloomberg Commodity Index 3-month Forward	(1,005,771)
10/17/2014	67,640,000	8	(0.17%)	Bloomberg Commodity Index 3-month Forward	(1,676,155)
10/17/2014	8,070,000	2	(0.16%)	Bloomberg Commodity Index 3-month Forward	(250,975)
10/17/2014	30,000,000	5	(0.16%)	Bloomberg Commodity Index 3-month Forward	(132)
10/17/2014	5,490,000	5	(0.11%)	Bloomberg Nickel Index	(530,895)
10/17/2014	53,060,000	2	(0.15%)	BNP Paribas 03 Alpha Index	(177,260)
10/17/2014	15,620,000	7	(0.23%)	CIBC Milling Wheat Subindex	(843,993)
10/15/2014	5,000,000	9	(0.25%)	Citi Commodities Brent Short Vol 1	(67,742)
10/17/2014	108,660,000	9	(0.153%)	Citi Cubes Bloomberg Weighted Index	(13,482)
10/17/2014	26,530,000	11	(0.55%)	HDX weighted Backwardated Basket Active Roll Outperformance	258,453
10/17/2014	5,750,000	5	(0.38%)	JPMorgan Alterative Benchmark Enhanced Beta Select Excess Return Index	(142,822)
10/15/2014	10,000,000	5	(0.0%)	JPMorgan Brent Volement Strategy	(52,790)
1/20/2015	9,000,000	5	(0.0%)	JPMorgan Ex-Front Month Lean Hogs Excess Return Index	(783,855)
1/20/2015	9,000,000	5	(0.0%)	JPMorgan Ex-Front Month Live Cattle Excess Return Index	653,778
10/17/2014	13,530,000	5	(0.65%)	JPMorgan Seasonal Commodity Spread Index	92,776
10/17/2014	20,300,000	5	(0.65%)	JPMorgan SS Explorer	231,787
10/17/2014	66,330,000	12	(0.44%)	Merrill Lynch Commodity Index eXtra ADLS Modifies Excess Return Index	(88,609)
10/17/2014	14,830,000	12	(0.4%)	Merrill Lynch Commodity Strategy Index	(333,917)
10/17/2014	54,110,000	10	(0.43%)	Modified Strategy D177 on the Bloomberg Commodity Index	(1,216,311)
10/17/2014	154,630,000	4	(0.134%)	UBS Custom Commodity Index	(1,660,848)
Short Positions
10/17/2014	22,550,000	5	0.0%	Bloomberg Commodity Index	495,175
1/20/2015	9,000,000	5	0.0%	Bloomberg Commodity Index Lean Hogs Subindex	1,032,993
1/20/2015	9,000,000	5	0.0%	Bloomberg Commodtiy Index Live Cattle Subindex	(536,922)
Total net unrealized depreciation					(9,053,946)

(h)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

At September 30, 2014, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation ($)

8/21/2014 6/17/2017	170,000,000	Fixed - 1.32%	Floating - LIBOR	616,029	616,029
8/21/2014 6/17/2019	80,000,000	Fixed - 2.0%	Floating - LIBOR	532,496	532,496
Total unrealized appreciation					1,148,525

Counterparties:
1	Nomura International PLC
2	BNP Paribas
3	Barclays Bank PLC
4	UBS AG
5	JPMorgan Chase Securities, Inc.
6	Credit Suisse
7	Canadian Imperial Bank of Commerce
8	Macquarie Bank Ltd.
9	Citigroup, Inc.
10	Goldman Sachs & Co.
11	Morgan Stanley
12	Bank of America
LIBOR: London Interbank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(i)
Corporate Bonds	$—	$213,173,856	$—	$213,173,856
Mortgage-Backed Securities Pass-Throughs	—	29,306,018	—	29,306,018
Asset-Backed	—	41,813,006	2,000,000	43,813,006
Commercial Mortgage-Backed Securities	—	37,199,769	—	37,199,769
Collateralized Mortgage Obligation	—	147,304	—	147,304
Government & Agency Obligations	—	133,465,707	—	133,465,707
Loan Participations and Assignments	—	37,047,489	995,630	38,043,119
Short-Term U.S. Treasury Obligations	—	113,880,703	—	113,880,703
Short-Term Investments	57,361,404	—	—	57,361,404
Derivatives(j)
Futures Contracts	3,379,889	—	—	3,379,889
Commodity-Linked Swap Contracts	—	3,460,057	—	3,460,057
Interest Rate Swap Contracts	—	1,148,525	—	1,148,525

Total	$60,741,293	$610,642,434	$2,995,630	$674,379,357

Liabilities
Derivatives(j)
Futures Contracts	$(8,343,514)	$—	$—	$(8,343,514)
Commodity-Linked Swap Contracts	—	(12,514,003)	—	(12,514,003)
Written Options	(311,175)	(8,726)	—	(319,901)

Total	$(8,654,689)	$(12,522,729)	$—	$(21,177,418)

During the period ended September 30, 2014, the amount of transfers between Level 2 and Level 3 was $256,563. Investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
During the period ended September 30, 2014, the amount of transfers between Level 3 and Level 2 was $982,435. Investments were transferred from Level 3 to Level 2 as a result of the availability of market data due to increased market activity.
During the period ended September 30, 2014, the amount of transfers between Level 3 and Level 2 was $2,837,888. Investments were transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.
Transfers between price levels are recognized at the beginning of the reporting period.

(i)	See Consolidated Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, commodity-linked swap contracts and interest rate swap contracts; and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Commodity Contracts	$(4,963,625)	$(9,053,946)	$(128,320)
Interest Rate Contracts	$—	$1,148,525	$48,874

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Commodity Strategy Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 21, 2014